Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of deferred government grants

	For the years ended December 31,
	2017	2018	2019
	$	$	$

Balance at beginning of the year	2,108	1,957	1,864
Recognized as other operating income	(281)	-	(1,854)
Foreign currency translation difference	130	(93)	(10)
Balance at ending of the year	1,957	1,864	-